INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 12,706	$ 13,793
Research and development expenses	3,471	2,751
Employee related accruals	514	502
Share-based compensation and other timing differences	974	1,201
Total deferred tax asset before valuation allowance	17,665	18,247
Less - valuation allowance	(16,663)	(16,967)
Deferred tax asset	1,002	1,280
Deferred tax liability - Deferred commissions costs	(1,352)
Deferred tax liability - Intangible assets and other		(71)
Deferred tax assets (liability), net	(350)	1,209
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liability), net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liability), net	$ (350)	$ 1,209